Consolidated statement of cash flows - additional details	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Consolidated statements of cash flows - additional details	Consolidated statements of cash flows - additional details
The Consolidated Statements of Cash Flows were prepared in accordance with IAS 7, Statement of Cash Flows. The below tables provide additional detail supporting select line items in the Consolidated Statements of Cash Flows.
21.1 Depreciation, amortization, impairments and fair value adjustments

($ millions)	2019	2018	2017
Property, plant & equipment	275	241	215
Right-of-use assets	66	—	—
Intangible assets	1,084	1,397	1,090
Financial assets	31	(16)	29
Total	1,456	1,622	1,334

21.2 Change in net current assets and other operating cash flow items

($ millions)	2019	2018	2017
(Increase) in inventories	(108)	(150)	(87)
(Increase)/decrease in trade receivables	(115)	53	(54)
Increase in trade payables	84	44	48
Net change in other current assets	(26)	83	87
Net change in other current liabilities	117	50	42
Total	(48)	80	36

21.3 Acquisitions of businesses, net

($ millions)	2019	2018	2017
Net assets recognized as a result of business combinations	(418)	(286)	(124)
Payables contingent consideration	135	102	54
Other payments	—	(55)
Cash flows	(283)	(239)	(70)

Notes 4 and 22 to these Consolidated Financial Statements provide further information regarding acquisitions of businesses. All acquisitions were for cash.
21.4 Reconciliation of assets and liabilities arising from financing activities

	Financial Assets	Financial Liabilities
($ millions)	Other financial receivables from former parent	Non-current financial debts	Current financial debts	Other financial liabilities to former parent	Total
January 1, 2019	(39)	—	47	67	114
Proceeds from non-current financial debts, net of issuance costs		3,724			3,724
Repayment of non-current financial debts		(509)			(509)
Proceeds from Bridge Facility, net of issuance costs			1,495		1,495
Repayment of Bridge Facility			(1,500)		(1,500)
Change in current financial debts			202		202
Non-cash changes in derivatives and other fair value adjustments		2	20		22
Change in other financial receivables from former parent	39
Change in other financial liabilities to former parent				(67)	(67)
Currency translation effects		1	(3)		(2)
December 31, 2019	—	3,218	261	—	3,479

	Financial Assets	Financial Liabilities
($ millions)	Other financial receivables from former parent	Non-current financial debts	Current financial debts	Other financial liabilities to former parent	Total
January 1, 2018	(65)	84	65	46	195
Change in current financial debts			(6)		(6)
Change in other financial receivables from former parent	26
Change in other financial liabilities to former parent				21	21
Non-cash change in finance lease obligation		5			5
Currency translation effects			(12)		(12)
Reclassification from non-current financial debts to lease liabilities		(89)			(89)
December 31, 2018	(39)	—	47	67	114